Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement Fund

Class I (SSFNX)

Class K (SSFOX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	13.98%	4.89%	4.78%
Return After Taxes on Distributions	12.68%	3.88%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	3.43%	3.35%
Class K	14.00%	4.85%	4.76%	9/30/2014
State Street Target Retirement Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	14.05%	4.95%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.25%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2020 Fund

Class I (SSBNX)

Class K (SSBOX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	17.53%	6.17%	6.21%
Return After Taxes on Distributions	15.53%	5.00%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	4.48%	4.52%
Class K	17.55%	6.20%	6.23%	9/30/2014
State Street Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	17.68%	6.33%	6.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2025 Fund

Class I (SSBRX)

Class K (SSBSX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	20.76%	7.11%	7.16%
Return After Taxes on Distributions	18.45%	5.87%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	13.02%	5.15%	5.20%
Class K	20.63%	7.13%	7.18%	9/30/2014
State Street Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	20.78%	7.26%	7.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2030 Fund

Class I (SSBWX)

Class K (SSBYX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	22.55%	7.60%	7.66%
Return After Taxes on Distributions	20.50%	6.56%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	14.42%	5.73%	5.77%
Class K	22.52%	7.63%	7.70%	9/30/2014
State Street Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	22.65%	7.73%	7.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2035 Fund

Class I (SSCJX)

Class K (SSCKX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	23.62%	7.93%	7.98%
Return After Taxes on Distributions	21.66%	6.95%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	15.09%	6.03%	6.07%
Class K	23.61%	7.99%	8.04%	9/30/2014
State Street Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	23.82%	8.06%	8.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2040 Fund

Class I (SSCNX)

Class K (SSCQX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	24.64%	8.18%	8.22%
Return After Taxes on Distributions	22.73%	7.22%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	15.70%	6.25%	6.26%
Class K	24.66%	8.18%	8.24%	9/30/2014
State Street Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	24.79%	8.31%	8.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2045 Fund

Class I (SSDDX)

Class K (SSDEX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.45%	8.39%	8.42%
Return After Taxes on Distributions	23.57%	7.46%	7.39%
Return After Taxes on Distributions and Sale of Fund Shares	16.18%	6.44%	6.40%
Class K	25.49%	8.40%	8.44%	9/30/2014
State Street Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.68%	8.52%	8.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2050 Fund

Class I (SSDJX)

Class K (SSDLX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.76%	8.33%	8.36%
Return After Taxes on Distributions	23.74%	7.37%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	16.49%	6.39%	6.35%
Class K	25.81%	8.35%	8.38%	9/30/2014
State Street Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2055 Fund

Class I (SSDOX)

Class K (SSDQX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.65%	8.41%	8.43%
Return After Taxes on Distributions	23.83%	7.45%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	16.27%	6.44%	6.40%
Class K	25.70%	8.38%	8.41%	9/30/2014
State Street Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2060 Fund

Class I (SSDWX)

Class K (SSDYX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.86%	8.35%	8.37%
Return After Taxes on Distributions	24.77%	7.25%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	15.84%	6.27%	6.23%
Class K	25.87%	8.35%	8.38%	9/30/2014
State Street Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

State Street Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement Fund

Class I (SSFNX)

Class K (SSFOX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	13.98%	4.89%	4.78%
Return After Taxes on Distributions	12.68%	3.88%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	3.43%	3.35%
Class K	14.00%	4.85%	4.76%	9/30/2014
State Street Target Retirement Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	14.05%	4.95%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.98%
Five Years	rr_AverageAnnualReturnYear05	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.00%
Five Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.68%
Five Years	rr_AverageAnnualReturnYear05	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.49%
Five Years	rr_AverageAnnualReturnYear05	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement Fund | State Street Target Retirement Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
Five Years	rr_AverageAnnualReturnYear05	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
State Street Target Retirement Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.72%
Five Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
State Street Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2020 Fund

Class I (SSBNX)

Class K (SSBOX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	17.53%	6.17%	6.21%
Return After Taxes on Distributions	15.53%	5.00%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	4.48%	4.52%
Class K	17.55%	6.20%	6.23%	9/30/2014
State Street Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	17.68%	6.33%	6.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.53%
Five Years	rr_AverageAnnualReturnYear05	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2020 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.55%
Five Years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2020 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.53%
Five Years	rr_AverageAnnualReturnYear05	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.16%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2020 Fund | State Street Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.68%
Five Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
State Street Target Retirement 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2025 Fund

Class I (SSBRX)

Class K (SSBSX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	20.76%	7.11%	7.16%
Return After Taxes on Distributions	18.45%	5.87%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	13.02%	5.15%	5.20%
Class K	20.63%	7.13%	7.18%	9/30/2014
State Street Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	20.78%	7.26%	7.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2025 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.76%
Five Years	rr_AverageAnnualReturnYear05	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2025 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.63%
Five Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2025 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.45%
Five Years	rr_AverageAnnualReturnYear05	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.02%
Five Years	rr_AverageAnnualReturnYear05	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2025 Fund | State Street Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.78%
Five Years	rr_AverageAnnualReturnYear05	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
State Street Target Retirement 2025 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2030 Fund

Class I (SSBWX)

Class K (SSBYX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	22.55%	7.60%	7.66%
Return After Taxes on Distributions	20.50%	6.56%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	14.42%	5.73%	5.77%
Class K	22.52%	7.63%	7.70%	9/30/2014
State Street Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	22.65%	7.73%	7.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.55%
Five Years	rr_AverageAnnualReturnYear05	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2030 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.52%
Five Years	rr_AverageAnnualReturnYear05	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2030 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.50%
Five Years	rr_AverageAnnualReturnYear05	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.42%
Five Years	rr_AverageAnnualReturnYear05	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2030 Fund | State Street Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.65%
Five Years	rr_AverageAnnualReturnYear05	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
State Street Target Retirement 2030 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2035 Fund

Class I (SSCJX)

Class K (SSCKX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	23.62%	7.93%	7.98%
Return After Taxes on Distributions	21.66%	6.95%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	15.09%	6.03%	6.07%
Class K	23.61%	7.99%	8.04%	9/30/2014
State Street Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	23.82%	8.06%	8.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2035 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.62%
Five Years	rr_AverageAnnualReturnYear05	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2035 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.61%
Five Years	rr_AverageAnnualReturnYear05	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2035 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.66%
Five Years	rr_AverageAnnualReturnYear05	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.09%
Five Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2035 Fund | State Street Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.82%
Five Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%
State Street Target Retirement 2035 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2040 Fund

Class I (SSCNX)

Class K (SSCQX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	24.64%	8.18%	8.22%
Return After Taxes on Distributions	22.73%	7.22%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	15.70%	6.25%	6.26%
Class K	24.66%	8.18%	8.24%	9/30/2014
State Street Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	24.79%	8.31%	8.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.64%
Five Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2040 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.66%
Five Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2040 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.73%
Five Years	rr_AverageAnnualReturnYear05	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.70%
Five Years	rr_AverageAnnualReturnYear05	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2040 Fund | State Street Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.79%
Five Years	rr_AverageAnnualReturnYear05	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
State Street Target Retirement 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2045 Fund

Class I (SSDDX)

Class K (SSDEX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.45%	8.39%	8.42%
Return After Taxes on Distributions	23.57%	7.46%	7.39%
Return After Taxes on Distributions and Sale of Fund Shares	16.18%	6.44%	6.40%
Class K	25.49%	8.40%	8.44%	9/30/2014
State Street Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.68%	8.52%	8.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2045 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.45%
Five Years	rr_AverageAnnualReturnYear05	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2045 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.49%
Five Years	rr_AverageAnnualReturnYear05	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2045 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.57%
Five Years	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.18%
Five Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2045 Fund | State Street Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.68%
Five Years	rr_AverageAnnualReturnYear05	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
State Street Target Retirement 2045 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2050 Fund

Class I (SSDJX)

Class K (SSDLX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.76%	8.33%	8.36%
Return After Taxes on Distributions	23.74%	7.37%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	16.49%	6.39%	6.35%
Class K	25.81%	8.35%	8.38%	9/30/2014
State Street Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.76%
Five Years	rr_AverageAnnualReturnYear05	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2050 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.81%
Five Years	rr_AverageAnnualReturnYear05	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2050 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.74%
Five Years	rr_AverageAnnualReturnYear05	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.49%
Five Years	rr_AverageAnnualReturnYear05	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2050 Fund | State Street Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.91%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
State Street Target Retirement 2050 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2055 Fund

Class I (SSDOX)

Class K (SSDQX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.65%	8.41%	8.43%
Return After Taxes on Distributions	23.83%	7.45%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	16.27%	6.44%	6.40%
Class K	25.70%	8.38%	8.41%	9/30/2014
State Street Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2055 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.65%
Five Years	rr_AverageAnnualReturnYear05	8.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2055 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.70%
Five Years	rr_AverageAnnualReturnYear05	8.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2055 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.83%
Five Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.27%
Five Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2055 Fund | State Street Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.91%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
State Street Target Retirement 2055 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
State Street Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2060 Fund

Class I (SSDWX)

Class K (SSDYX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.86%	8.35%	8.37%
Return After Taxes on Distributions	24.77%	7.25%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	15.84%	6.27%	6.23%
Class K	25.87%	8.35%	8.38%	9/30/2014
State Street Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
State Street Target Retirement 2060 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.86%
Five Years	rr_AverageAnnualReturnYear05	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2060 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.87%
Five Years	rr_AverageAnnualReturnYear05	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2060 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.77%
Five Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2060 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.84%
Five Years	rr_AverageAnnualReturnYear05	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
State Street Target Retirement 2060 Fund | State Street Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.91%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
State Street Target Retirement 2060 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.49%
Five Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%